FINANCE LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCE LEASE OBLIGATIONS
Schedule of future minimum lease payments under non-cancellable finance lease arrangements

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
2020	—	—	—
2021	27,027	—	—

Total minimum lease payment	27,027	—	—
Less: amount representing interest	(1,786)	—	—

Present value of remaining minimum lease payment	25,241	—	—
Less: current portion	25,241	—	—
Non-current portion	—	—	—